Document and Entity Information	Apr. 01, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001136893
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity Incorporation State Country Code	GA
Entity File Number	1-16427
Entity Tax Identification Number	37-1490331
Entity Address, Address Line One	347 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
One Point One Percent Euro Senior Notes Due July 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.100% Senior Notes due 2024
Trading Symbol	FIS24A
Security Exchange Name	NYSE
Point Six Two Five Percent Euro Senior Notes Due December 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2025
Trading Symbol	FIS25B
Security Exchange Name	NYSE
One Point Five Percent Euro Senior Notes Due May 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
One Point Zero Percent Euro Senior Notes Due December 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2028
Trading Symbol	FIS28
Security Exchange Name	NYSE
Two Point Two Five Percent Sterling Senior Notes Due December 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2029
Trading Symbol	FIS29
Security Exchange Name	NYSE
Two Point Zero Percent Euro Senior Notes Due May 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
Three Point Three Six Percent Sterling Senior Notes Due May 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE
Two Point Nine Five Percent Euro Senior Notes Due May 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE